Financial Risk Management - Vasta Platform (Successor) (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sensitivity analysis
Accounts Payable for Business Combination	R$ (48,055)	R$ (10,941)	R$ (10,708)
Bonds	(793,341)
Total	(1,450,144)
Probable scenario over a 12-month horizon
Sensitivity analysis
Financial Assets	791,249
Accounts Payable for Business Combination	(48,055)
Bonds	(793,341)
Total	(862,280)
Net exposure	R$ (71,031)
Interest Rate -% p.a
Percentage of deterioration of the projected rates
Probable scenario over a 12-month horizon | 101.7% of CDI
Sensitivity analysis
Interest rate basis	CDI
Percentage of interest rate basis	101.70%
Probable scenario over a 12-month horizon | 100% CDI
Sensitivity analysis
Interest rate basis	CDI
Percentage of interest rate basis	100.00%
Probable scenario over a 12-month horizon | CDI + 1.15%
Sensitivity analysis
Interest rate basis	CDI
Adjustment to interest rate basis	1.15%
Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Potential gain (loss)	R$ 22,192
Potential gain (loss)	(1,325)
Potential gain (loss)	(31,002)
Potential gain (loss)	(33,648)
Potential gain (loss)	R$ (11,456)
Interest Rate -% p.a	2.76%
Percentage of deterioration of the projected rates
Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Potential gain (loss)	R$ 27,740
Potential gain (loss)	(1,657)
Potential gain (loss)	(36,472)
Potential gain (loss)	(39,594)
Potential gain (loss)	R$ (11,854)
Interest Rate -% p.a	3.45%
Percentage of deterioration of the projected rates	25.00%
Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Potential gain (loss)	R$ 33,288
Potential gain (loss)	(1,988)
Potential gain (loss)	(41,942)
Potential gain (loss)	(45,539)
Potential gain (loss)	R$ (12,251)
Interest Rate -% p.a	4.14%
Percentage of deterioration of the projected rates	50.00%
Vasta Platform (Successor)
Sensitivity analysis
Accounts Payable for Business Combination		(10,941)	R$ (10,708)	R$ (10,589)
Bonds		(1,640,947)
Total		(2,314,870)
Vasta Platform (Successor) | Probable scenario over a 12-month horizon
Sensitivity analysis
Financial Assets		42,539
Accounts Payable for Business Combination		(10,941)
Bonds		(1,640,947)
Total		(1,651,888)
Net exposure		R$ (1,609,349)
Interest Rate -% p.a		5.96%
Vasta Platform (Successor) | Probable scenario over a 12-month horizon | 101.7% of CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		101.70%
Vasta Platform (Successor) | Probable scenario over a 12-month horizon | 100% CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		100.00%
Vasta Platform (Successor) | Probable scenario over a 12-month horizon | CDI + 1.15%
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		1.15%
Vasta Platform (Successor) | Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Potential gain (loss)		R$ 2,578
Potential gain (loss)		(652)
Potential gain (loss)		(116,670)
Potential gain (loss)		(117,322)
Potential gain (loss)		(114,744)
Vasta Platform (Successor) | Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Potential gain (loss)		3,223
Potential gain (loss)		(815)
Potential gain (loss)		(145,837)
Potential gain (loss)		(146,652)
Potential gain (loss)		R$ (143,429)
Percentage of deterioration of the projected rates		25.00%
Vasta Platform (Successor) | Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Potential gain (loss)		R$ 3,868
Potential gain (loss)		(978)
Potential gain (loss)		(175,005)
Potential gain (loss)		(175,983)
Potential gain (loss)		R$ (172,115)
Percentage of deterioration of the projected rates		50.00%